Note 5 - Goodwill and Intangible Assets (Tables)	12 Months Ended
Feb. 02, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Fiscal Year
	2012	2011
	(in thousands)
Non-amortizable intangible assets:
Trademarks	$2,419	$2,419
Goodwill	$-	$4,462